UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED
MANAGEMENT INVESTMENT COMPANIES

INVESTMENT COMPANY ACT FILE NUMBER: 811-05083

VAN ECK VIP TRUST
(Exact name of registrant as specified in its charter)

335 Madison Avenue - 19th Floor, New York, N.Y.	10017
(Address of principal executive offices)	(Zip Code)

Bruce J. Smith
Chief Financial Officer
VIP Multi-Manager Alternatives Fund
335 Madison Avenue - 19th Floor
New York, N.Y. 10017
(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 293-2000

Date of fiscal year end:	December 31
Date of reporting period:	September 30, 2011

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. Schedule of Investments.

VIP MULTI-MANAGER ALTERNATIVES FUND

SCHEDULE OF INVESTMENTS
September 30, 2011 (unaudited)

Number of Shares		Value

COMMON STOCKS: 18.6%
Basic Materials: 1.5%
105	Airgas, Inc.	$6,701
1,950	Argonaut Gold, Inc. (CAD) *	9,732
78	CF Industries Holdings, Inc.	9,624
1,700	Continental Gold Ltd. (CAD) *	10,772
970	European Goldfields Ltd. (CAD) *	7,692
1,860	Fortuna Silver Mines, Inc. (CAD) *	9,230
230	Goldcorp, Inc.	10,497
1,240	Guyana Goldfields, Inc. (CAD) *	9,301
106	Huntsman Corp.	1,025
741	Kronos Worldwide, Inc.	11,915
190	Newmont Mining Corp.	11,951
850	Osisko Mining Corp. (CAD) *	10,764
213	Potash Corp of Saskatchewan, Inc.	9,206
1,450	Silvercorp Metals, Inc.	11,470
6,920	Volta Resources, Inc. (CAD) *	7,066

		136,946

Communications: 2.4%
5,822	Alcatel-Lucent (ADR)	16,476
234	Anixter International, Inc.	11,101
777	Arris Group, Inc.	8,003
1,176	Ceragon Networks Ltd.	11,231
621	Constant Contact, Inc.	10,737
898	DealerTrack Holdings, Inc.	14,072
151	Equinix, Inc.	13,413
1,076	GeoEye, Inc.	30,504
3,471	Harmonic, Inc.	14,786
528	KIT Digital, Inc.	4,435
2,341	NeoPhotonics Corp.	16,106
389	NIC, Inc.	4,454
1,933	Perficient, Inc.	14,150
469	Polycom, Inc.	8,616
2,371	RF Micro Devices, Inc.	15,032
781	SPS Commerce, Inc.	12,722
1,086	ValueClick, Inc.	16,898

		222,736

Consumer, Cyclical: 2.8%
280	Buffalo Wild Wings, Inc.	16,744
849	CVS Caremark Corp.	28,509
107	DSW, Inc.	4,941
209	Fuel Systems Solutions, Inc.	4,015
107	G-III Apparel Group Ltd.	2,446
425	Hibbett Sports, Inc.	14,403
600	Kia Motors Corp. (KRW) #	35,779
334	Life Time Fitness, Inc.	12,308
3,100	Marisa Lojas S.A.	35,761
889	National CineMedia, Inc.	12,899
183	Oxford Industries, Inc.	6,277
680	Pier 1 Imports, Inc.	6,650
1,252	Select Comfort Corp.	17,490
346	Starbucks Corp.	12,902
2,089	The Wendy’s Co.	9,589
451	Vera Bradley, Inc.	16,259
1,890	Wabash National Corp.	9,015
320	WESCO International, Inc.	10,736

		256,723

Consumer, Non-cyclical: 2.6%
176	American Public Education, Inc.	5,984
336	Arthrocare Corp.	9,667
73	BioScrip, Inc.	464
303	Booz Allen Hamilton Holding Corp.	4,506
245	DENTSPLY International, Inc.	7,519
661	DFC Global Corp.	14,443

VIP MULTI-MANAGER ALTERNATIVES FUND

SCHEDULE OF INVESTMENTS
September 30, 2011 (unaudited)

3,878	EnteroMedics, Inc.	6,670
498	Euronet Worldwide, Inc.	7,839
985	Heartland Payment Systems, Inc.	19,424
1,390	IRIS International, Inc.	12,468
1,777	Merge Healthcare, Inc.	10,822
380	Merit Medical Systems, Inc.	4,993
431	Mylan, Inc.	7,327
1,903	On Assignment, Inc.	13,454
20	Perrigo Co.	1,942
3,225	Quanta Services, Inc.	60,598
286	RSC Holdings, Inc.	2,039
321	SAIC, Inc.	3,791
306	Team, Inc.	6,420
353	The Andersons, Inc.	11,882
472	UnitedHealth Group, Inc.	21,769

		234,021

Diversified: 0.3%
27,580	Noble Group Ltd. (SGD) #	27,516

Energy: 0.8%
182	Atwood Oceanics, Inc.	6,254
171	Clayton Williams Energy, Inc.	7,321
460	Goodrich Petroleum Corp.	5,437
630	Lukoil (ADR)	31,752
491	Superior Energy Services, Inc.	12,884
1,845	Triangle Petroleum Corp.	6,624

		70,272

Financial: 1.7%
105,250	Bank of China Ltd. (HKD) #	32,546
3,300	BR Malls Participacoes S.A.	33,715
458	Home Bancshares, Inc.	9,719
230	JPMorgan Chase & Co.	6,928
516	New York Community Bancorp, Inc.	6,140
39,888	Raven Russia Ltd. (GBP) #	33,847
29,117	Tisco Financial Group Plc (THB) #	33,440

		156,335

Industrial: 4.3%
92	Analogic Corp.	4,178
316	Atlas Air Worldwide Holdings, Inc.	10,520
35,400	China National Building Material Co. Ltd. (HKD) #	29,833
638	Danaher Corp.	26,758
1,280	Dycom Industries, Inc.	19,584
1,117	EMCOR Group, Inc.	22,709
1,467	FEI Co.	43,951
2,550	Globaltrans Investment Plc (GDR) #	34,650
599	Jabil Circuit, Inc.	10,656
1,304	LeCroy Corp.	10,302
98	Middleby Corp.	6,905
1,046	NCI Building Systems, Inc.	7,908
525	OSI Systems, Inc.	17,598
367	Progressive Waste Solutions Ltd.	7,553
1,758	Roadrunner Transportation Systems, Inc.	24,120
389	Roper Industries, Inc.	26,806
1,009	Swift Transportation Co.	6,498
689	Trimble Navigation Ltd.	23,116
301	Triumph Group, Inc.	14,671
729	Tyco International Ltd.	29,707
380	Waste Connections, Inc.	12,852

		390,875

Technology: 2.2%
191	ACI Worldwide, Inc.	5,260
1,530	Atmel Corp.	12,347
871	AXT, Inc.	4,390
89	CACI International, Inc.	4,445
965	Ceva, Inc.	23,459
577	Cypress Semiconductor Corp.	8,638
509	Entropic Communications, Inc.	2,102

VIP MULTI-MANAGER ALTERNATIVES FUND

SCHEDULE OF INVESTMENTS
September 30, 2011 (unaudited)

2,255	inContact, Inc.	7,780
2,403	Magma Design Automation, Inc.	10,934
1,399	Micron Technology, Inc.	7,051
247	MICROS Systems, Inc.	10,846
1,710	OCZ Technology Group, Inc.	8,294
778	Omnicell, Inc.	10,721
525	Omnivision Technologies, Inc.	7,371
585	Opnet Technologies, Inc.	20,422
2,393	Radisys Corp.	14,645
510	Rambus, Inc.	7,140
892	SciQuest, Inc.	13,326
2,261	Silicon Image, Inc.	13,272
254	Veeco Instruments, Inc.	6,198

		198,641

Total Common Stocks (Cost: $1,870,510) (a)		1,694,065

Principal Amount

CORPORATE BONDS: 5.7%
	Arch Coal, Inc.
$16,000	7.25%,06/15/21 144A	15,480
	Calumet Specialty Products Partners LP
12,500	9.38%,05/01/19 144A	11,563
	Catalyst Paper Corp.
50,000	11.00%,12/15/16 144A	32,750
	Celanese US Holdings LLC
12,500	5.88%,06/15/21	12,328
	Dynacast International LLC
3,750	9.25%,07/15/19 144A	3,413
	Earthlink, Inc.
55,000	8.88%,05/15/19 144A	48,538
	FiberTower Corp.
30,000	9.00%,01/01/16	18,450
	Freescale Semiconductor, Inc.
8,000	9.25%,04/15/18 144A	8,260
	Intelsat Jackson Holdings S.A.
50,000	11.25%,06/15/16	51,125
	Lions Gate Entertainment, Inc.
15,000	10.25%,11/01/16 144A	14,475
	Liz Claiborne, Inc.
70,000	10.50%,04/15/19 144A	70,350
	Petrohawk Energy Corp.
15,000	7.25%,08/15/18	17,213
	Production Resource Group, Inc.
35,000	8.88%,05/01/19 144A	31,763
	RadioShack Corp.
12,500	6.75%,05/15/19 144A	11,750
	Satmex Escrow S.A. de C.V.
50,000	9.50%,05/15/17 144A	48,750
	Solo Cup Co.
45,000	10.50%,11/01/13	44,775
	Sterling Merger, Inc.
14,000	11.00%,10/01/19 144A	13,370
	The Gap, Inc.
68,000	5.95%,04/12/21	64,073

Total Corporate Bonds (Cost: $555,427) (a)		518,426

GOVERNMENT BONDS: 2.0%
	United States Treasury Bond
$20,000	4.25%,11/15/40	25,294
	United States Treasury Notes
88,000	2.13%,08/15/21	89,568
55,800	3.63%,02/15/21	64,471

Total Government Bonds (Cost: $165,552) (a)		179,333

STRUCTURED NOTES: 5.0%
	Deutsche Bank A.G. London Branch, Alpha Overlay Securities
$380,000	09/24/12 * § (b)	378,176
57,000	02/08/13 § (b)	54,629
20,000	07/03/13 § (b)	19,360

Total Structured Notes (Cost: $455,108) (a)		452,165

VIP MULTI-MANAGER ALTERNATIVES FUND

SCHEDULE OF INVESTMENTS
September 30, 2011 (unaudited)

Number of Shares

EXCHANGE TRADED FUNDS: 4.4%
1,100	iShares MSCI All Peru Capped Index Fund	38,577
2,920	Market Vectors Emerging Markets Local Currency Bond ETF ‡	71,803
2,290	Market Vectors India Small-Cap Index ETF ‡	27,182
540	SPDR Gold Trust	85,363
4,500	WisdomTree Emerging Markets SmallCap Dividend Fund	173,970

Total Exchange Traded Funds (Cost: $441,717) (a)		396,895

OPEN-END FUNDS: 28.2%
7,171	AC Risk Parity 12 Vol Fund #	1,058,371
49,619	AQR Diversified Arbitrage Fund	552,258
116	Luxcellence - Virtuoso Fund * § #	93,531
20,861	Marketfield Fund	273,065
41,882	TFS Market Neutral Fund	583,839

Total Open-End Funds (Cost: $2,498,289)		2,561,064

MONEY MARKET FUND: 35.3% (Cost: $3,200,896)

3,200,897	AIM Treasury Portfolio - Institutional Class	3,200,896

Total Investments: 99.2% (Cost: $9,187,499)		9,002,844
Other assets less liabilities: 0.8%		70,891

NET ASSETS: 100.0%		$9,073,735

SECURITIES SOLD SHORT: (21.5)%
COMMON STOCKS: (9.8)%
Basic Materials: (0.1)%
(556)	RPM International, Inc.	(10,397)

Communications: (0.4)%
(181)	Crown Castle International Corp.	(7,361)
(175)	EZchip Semiconductor Ltd.	(5,814)
(1,227)	Juniper Networks, Inc.	(21,178)
(181)	Viasat, Inc.	(6,029)

		(40,382)

Consumer, Cyclical: (2.0)%
(56)	Abercrombie & Fitch Co.	(3,447)
(825)	BJ’s Restaurants, Inc.	(36,391)
(109)	Carter’s, Inc.	(3,329)
(935)	Cintas Corp.	(26,311)
(1,032)	Fastenal Co.	(34,345)
(209)	Fossil, Inc.	(16,942)
(73)	Group 1 Automotive, Inc.	(2,595)
(83)	Hibbett Sports, Inc.	(2,813)
(89)	Maidenform Brands, Inc.	(2,083)
(155)	Mohawk Industries, Inc.	(6,651)
(257)	O’Reilly Automotive, Inc.	(17,124)
(31)	Panera Bread Co.	(3,222)
(111)	Starbucks Corp.	(4,139)
(83)	Tempur-Pedic International, Inc.	(4,367)
(519)	Thor Industries, Inc.	(11,496)
(52)	Tractor Supply Co.	(3,253)
(82)	True Religion Apparel, Inc.	(2,211)

		(180,719)

Consumer, Non-cyclical: (0.9)%
(142)	Abaxis, Inc.	(3,253)
(203)	Express Scripts, Inc.	(7,525)
(374)	Heidrick & Struggles International, Inc.	(6,152)
(231)	HMS Holdings Corp.	(5,634)
(105)	Korn/Ferry International	(1,280)
(456)	Laboratory Corp of America Holdings	(36,047)
(189)	Monro Muffler Brake, Inc.	(6,231)
(147)	Moody’s Corp.	(4,476)
(253)	The Hain Celestial Group, Inc.	(7,729)
(582)	VCA Antech, Inc.	(9,300)

		(87,627)

VIP MULTI-MANAGER ALTERNATIVES FUND

SCHEDULE OF INVESTMENTS
September 30, 2011 (unaudited)

Energy: (0.1)%
(89)	EQT Corp.	(4,749)
(229)	Thermon Group Holdings, Inc.	(3,165)

		(7,914)

Financial: (2.4)%
(64)	Affiliated Managers Group, Inc.	(4,995)
(17,100)	Allied Irish Banks Plc (ADR)	(8,037)
(7,000)	Banco Bilbao Vizcaya Argentaria S.A. (ADR)	(56,910)
(6,850)	Banco Santander S.A. (ADR)	(55,074)
(1,855)	Deutsche Bank AG	(64,202)
(25,500)	The Governor & Co. of the Bank of Ireland (ADR)	(26,265)

		(215,483)

Industrial: (2.0)%
(298)	Badger Meter, Inc.	(8,621)
(26)	Benchmark Electronics, Inc.	(338)
(601)	Boeing Co.	(36,367)
(36)	Caterpillar, Inc.	(2,658)
(141)	EMCOR Group, Inc.	(2,867)
(204)	Fluor Corp.	(9,496)
(998)	Hexcel Corp.	(22,116)
(606)	II-VI, Inc.	(10,605)
(577)	Kaydon Corp.	(16,548)
(224)	Nordson Corp.	(8,902)
(249)	Plexus Corp.	(5,632)
(115)	Precision Castparts Corp.	(17,878)
(79)	Regal-Beloit Corp.	(3,585)
(122)	Tech Data Corp.	(5,274)
(570)	Thermo Fisher Scientific, Inc.	(28,865)

		(179,752)

Technology: (1.9)%
(149)	ARM Holdings Plc (ADR)	(3,800)
(719)	ASML Holding N.V.	(24,834)
(299)	CommVault Systems, Inc.	(11,081)
(1,985)	Intel Corp.	(42,340)
(166)	JDA Software Group, Inc.	(3,891)
(186)	KLA-Tencor Corp.	(7,120)
(514)	Mantech International Corp.	(16,129)
(127)	Opnet Technologies, Inc.	(4,434)
(179)	Pegasystems, Inc.	(5,479)
(265)	Rovi Corp.	(11,390)
(262)	SolarWinds, Inc.	(5,769)
(325)	Synaptics, Inc.	(7,768)
(422)	Ultimate Software Group, Inc.	(19,716)
(370)	Ultratech, Inc.	(6,346)

		(170,097)

Total Common Stocks (Proceeds: $(1,094,835))		(892,371)

PREFERRED STOCK: (0.1)% (Proceeds: $(3,106))
Communications: (0.1)%
(75)	Crown Castle International Corp.	(4,436)

VIP MULTI-MANAGER ALTERNATIVES FUND

SCHEDULE OF INVESTMENTS
September 30, 2011 (unaudited)

Principal Amount

CORPORATE BONDS: (5.0)%
	Allison Transmission, Inc.
$(25,000)	7.13%,05/15/19 144A	(22,750)
	Best Buy Co., Inc.
(50,000)	5.50%,03/15/21	(45,512)
	France Telecom S.A.
(60,000)	4.13%,09/14/21	(59,766)
	Freescale Semiconductor, Inc.
(15,000)	8.05%,02/01/20	(13,650)
	Hewlett-Packard Co.
(30,000)	4.38%,09/15/21	(30,538)
	Houghton Mifflin Harcourt Publishers, Inc.
(23,000)	10.50%,06/01/19 144A	(16,445)
	Iron Mountain, Inc.
(30,000)	7.75%,10/01/19	(29,925)
	Marina District Finance Co., Inc.
(54,350)	9.50%,10/15/15 144A	(49,323)
	Realogy Corp.
(50,000)	7.88%,02/15/19 144A	(38,000)
	The Dow Chemical Co.
(30,000)	4.25%,11/15/20	(30,274)
	United Rentals North America, Inc.
(15,000)	8.38%,09/15/20	(13,838)
	United States Steel Corp.
(30,000)	7.38%,04/01/20	(27,150)
	Univision Communications, Inc.
(40,000)	8.50%,05/15/21 144A	(31,400)
	Vail Resorts, Inc.
(50,000)	6.50%,05/01/19 144A	(49,500)

Total Corporate Bonds (Proceeds: $(498,654))		(458,071)

GOVERNMENT BONDS: (0.6)%
	United States Treasury Bond
(20,000)	4.75%,02/15/41	(27,331)
	United States Treasury Notes
(21,000)	3.13%,05/15/21	(23,312)
(500)	3.63%,02/15/21	(578)

Total Government Bonds (Proceeds: $(43,932))		(51,221)

Number of Shares

EXCHANGE TRADED FUNDS: (6.0)%
(40)	Consumer Discretionary Select Sector SPDR Fund	(1,397)
(210)	Consumer Staples Select Sector SPDR Fund	(6,237)
(3,960)	Direxion Daily Emerging Markets Bull 3X Shares	(52,747)
(360)	Direxion Daily Financial Bear 3X Shares	(23,785)
(4,450)	Direxion Daily Financial Bull 3X Shares	(47,304)
(410)	Direxion Daily Technology Bull 3X Shares	(12,599)
(13)	Industrial Select Sector SPDR Fund	(380)
(1,120)	iPATH S&P 500 VIX Short-Term Futures ETN	(59,774)
(217)	iShares PHLX SOX Semiconductor Sector Index Fund	(9,965)
(642)	iShares Russell 2000 Growth Index Fund	(47,168)
(428)	iShares Russell Microcap Index Fund	(16,842)
(650)	Market Vectors Gold Miners ETF ‡	(35,874)
(15)	Oil Services Holders Trust	(1,547)
(1,575)	SPDR S&P 500 ETF Trust	(178,395)
(245)	SPDR S&P MidCap 400 ETF Trust	(34,822)
(610)	Technology Select Sector SPDR Fund	(14,378)

Total Exchange Traded Funds (Proceeds: $(633,149))		(543,214)

Total Securities Sold Short (Proceeds: $(2,273,676))		$(1,949,313)

ADR	American Depositary Receipt
CAD	Canadian Dollar
GBP	British Pound
GDR	Global Depositary Receipt
HKD	Hong Kong Dollar
KRW	Korean Won
SGD	Singapore Dollar
THB	Thai Baht

VIP MULTI-MANAGER ALTERNATIVES FUND

SCHEDULE OF INVESTMENTS
September 30, 2011 (unaudited)

(a)	All or a portion of these securities are segregated for securities sold short and written options. Total value of the securities segregated, including cash on deposit with broker, is $4,712,206.
(b)	Issued with zero coupon at par. The security is linked to the performance of the Deutsche Bank Fed Funds Total Return Index and the Deutsche Bank Equity Mean Reversion Alpha Index.
‡	Affiliated issuer — as defined under the Investment Company Act of 1940 (Van Eck Associates Corp. is the investment manager and its affiliate is the distributor of the Market Vectors ETF Trust).
*	Non-income producing
#

Indicates a fair valued security which has not been valued utilizing an independent quote, but has been valued pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $1,379,513 which represents 15.2% of net assets.

§	Illiquid Security — the aggregate value of illiquid securities is $545,696 which represents 6.0% of net assets.
144A

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted, and the value amounted to $103,044, or 1.1% of net assets.

Futures contracts held by the Fund are as follows:

Number of Contracts		Aggregate Value of Contracts	Unrealized Appreciation

1	10 Year Treasury Note December 11	$130,094	$39

A summary of the Fund’s transactions in securities of affiliates for the period ended September 30, 2011 is set forth below:

Affiliates	Value 12/31/10	Purchases	Sales Proceeds	Gain (Loss)	Dividend Income	Value 09/30/11

Market Vectors Emerging Markets Local
Currency Bond ETF	$—	$79,686	$—	$—	$1,454	$71,803
Market Vectors Gold Miners ETF	20,039	—	18,426	374	—	(35,874)
Market Vectors India Small-Cap Index ETF	—	38,263	—	—	—	27,182
Market Vectors Junior Gold Miners ETF	21,580	40,040	19,805	5,206	—	—
Market Vectors Russia ETF	87,534	—	90,291	12,355	—	—

	$129,153	$157,989	$128,522	$17,935	$1,454	$63,111

The summary of inputs used to value the Fund’s investments as of September 30, 2011 is as follows:

Long positions	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value

Common Stocks
Basic Materials	$136,946	$—	$—	$136,946
Communications	222,736	—	—	222,736
Consumer, Cyclical	220,944	35,779	—	256,723
Consumer, Non-cyclical	234,021	—	—	234,021
Diversified	—	27,516	—	27,516
Energy	70,272	—	—	70,272
Financial	56,502	99,833	—	156,335
Industrial	326,392	64,483	—	390,875
Technology	198,641	—	—	198,641
Corporate Bonds	—	518,426	—	518,426
Government Bonds	—	179,333	—	179,333
Structured Notes	—	452,165	—	452,165
Exchange Traded Funds	396,895	—	—	396,895
Open-End Funds	1,409,162	1,151,902	—	2,561,064
Money Market Fund	3,200,896	—	—	3,200,896

Total	$6,473,407	$2,529,437	$—	$9,002,844

VIP MULTI-MANAGER ALTERNATIVES FUND

SCHEDULE OF INVESTMENTS
September 30, 2011 (unaudited)

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value

Short positions
Common Stocks*	$(892,371)	$—	$—	$(892,371)
Preferred Stock*	(4,436)	—	—	(4,436)
Corporate Bonds	—	(458,071)	—	(458,071)
Government Bonds	—	(51,221)	—	(51,221)
Exchange Traded Funds	(543,214)	—	—	(543,214)

Total	$(1,440,021)	$(509,292)	$—	$(1,949,313)

Other Financial Instruments, net**	$39	$—	$—	$39

*	See Schedule of Investments for security type and industry sector breakouts.

**	Other financial instruments include futures contracts and written options.

The following table reconciles the valuation of the Fund’s Level 3 investment securities and related transactions during the period ended September 30,2011:

Balance as of 12/31/10	$400
Realized gain (loss)	1,850
Change in unrealized appreciation (depreciation)	(400)
Purchases	—
Sales	(1,850)
Transfers in and/or out of level 3	—

Balance as of 9/30/11	$—

See Notes to Schedule of Investments

VIP MULTI-MANAGER ALTERNATIVES FUND

NOTES TO SCHEDULE OF INVESTMENTS
September 30, 2011 (unaudited)

Security Valuation—Securities traded on national exchanges or traded on the NASDAQ National Market System are valued at the last sales price as reported at the close of each business day. Securities traded on the NASDAQ Stock Market are valued at the NASDAQ official closing price. Over-the-counter securities not included in the NASDAQ National Market System and listed securities for which no sale was reported are valued at the mean of the bid and ask prices. To the extent these securities are actively traded they are categorized as level 1 in the fair value hierarchy (as described below). Certain foreign securities, whose values may be affected by market direction or events occurring before the Fund’s pricing time (4:00 p.m. Eastern Time) but after the close of the securities’ primary market, are fair valued using a pricing service and are categorized as level 2 in the fair value hierarchy. The pricing service, using methods approved by the Board of Trustees, considers the correlation of the trading patterns of the foreign security to intraday trading in the U.S. markets, based on indices of domestic securities and other appropriate indicators such as prices of relevant ADR’s and futures contracts. The Fund may also fair value securities in other situations, such as, when a particular foreign market is closed but the Fund is open. Bonds and notes are fair valued by a pricing service which utilizes models that incorporate observable data such as sales of similar securities, broker quotes, yields, bids, offers and reference data and are categorized as level 2 in the fair value hierarchy. Short-term obligations purchased with more than sixty days remaining to maturity are valued at market value. Short-term obligations purchased with sixty days or less to maturity are valued at amortized cost, which with accrued interest approximates market value. Open-end mutual fund investments (including money market funds) investments are valued at their closing net asset value each business day and are categorized as level 1 in the fair value hierarchy. Futures are valued using the closing price reported at the close of the respective exchange and are categorized as level 1 in the fair value hierarchy. Forward foreign currency contracts are valued at the spot currency rate plus an amount (“points”), which reflects the differences in interest rates between the U.S. and foreign markets. Securities for which quotations are not readily available are stated at fair value as determined by the Pricing Committee of Van Eck Associates Corporation (the “Adviser”) appointed by the Board of Trustees. Certain factors such as economic conditions, political events, market trends, the nature of and duration of any restrictions on disposition, trading in similar securities of the issuer or comparable issuers and other security specific information are used to determine the fair value for these securities. Depending on the relative significance of valuation inputs, these securities may be classified either as level 2 or level 3 in the fair value hierarchy. The price which the Fund may realize upon sale of an investment may differ materially from the value presented on the Schedule of Investments.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis which includes a hierarchy that prioritizes inputs to valuation methods used to measure fair value. GAAP establishes a fair value hierarchy that prioritizes inputs to valuation techniques used to measure fair value. The hierarchy gives highest priority to unadjusted quoted prices in active markets for identical assets and liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels of the fair value hierarchy are described below:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

Income Taxes—For Federal income tax purposes, the identified cost of investments owned at September 30, 2011 was $7,037,443 and net unrealized appreciation aggregated $16,088 of which $532,869 related to appreciated securities and $(516,781) related to depreciated securities.

ITEM 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3 (c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15 (b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. Exhibits.
Certifications of principal executive officer and principal financial officer as required by Rule 30a2(a) under the Investment Company Act of 1940 are attached as Exhibit 99.CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Van Eck VIP Multi-Manager Alternatives Fund

By Bruce J. Smith, Chief Financial Officer, Van Eck VIP Multi-Manager Alternatives Fund

Date: November 29, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By Jan F. van Eck, Chief Executive Officer, Van Eck VIP Multi-Manager Alternatives Fund

Date: November 29, 2011

By Bruce J. Smith, Chief Financial Officer, Van Eck VIP Multi-Manager Alternatives Fund

Date: November 29, 2011